Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Johnson Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital growth.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.22%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	‘‘Acquired Fund Fees and Expenses’’ are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of small and medium sized companies (those with a market capitalization below $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the Fund's portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/technical factors. Finally, the Adviser's dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Turnover Risk - The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk - Common stocks tend to be more volatile than other investment choices.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk - In addition, the stocks of small sized and medium sized companies are subject to certain risks including:

♦      Possible dependence on a limited product line, limited financial resources or a limited management group.

♦      Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦      Greater fluctuation in value than larger, more established company stocks.

Preferred Stock Risk - Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risks of Exchange Traded Funds - Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Opportunity Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 37.54% in the second quarter of 2009, and the lowest return was -26.65% in the third quarter of 2011.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The Russell 2500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund | Johnson Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2009	rr_AnnualReturn2009	56.39%
Annual Return 2010	rr_AnnualReturn2010	28.52%
Annual Return 2011	rr_AnnualReturn2011	(10.03%)
Annual Return 2012	rr_AnnualReturn2012	16.54%
Annual Return 2013	rr_AnnualReturn2013	42.51%
Annual Return 2014	rr_AnnualReturn2014	4.37%
Annual Return 2015	rr_AnnualReturn2015	(2.39%)
Annual Return 2016	rr_AnnualReturn2016	17.90%
Annual Return 2017	rr_AnnualReturn2017	16.91%
Annual Return 2018	rr_AnnualReturn2018	(14.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.65%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.73%
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund | Johnson Opportunity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.38%
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund | Johnson Opportunity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.42%
Johnson Opportunity Fund (Prospectus Summary) | Johnson Opportunity Fund | Johnson Opportunity Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.15%

[1]	"Acquired Fund Fees and Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.